Share-Based Compensation - Schedule of Assumptions to Estimate Fair Value of Options Granted (Details) - Black-Scholes Option Pricing Model	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Average risk-free rate of interest	4.35%
Dividend yield	0.00%	0.00%
Life of options	10 years	10 years
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Average risk-free rate of interest		3.79%
Estimated volatility rate	45.00%	52.00%
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Average risk-free rate of interest		3.90%
Estimated volatility rate	76.00%	61.00%